NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2017	May 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2020	Nov. 01, 2018
Product Information [Line Items]
Restricted cash						$ 750,000
Consulting revenue			$ 344,591	$ 1,156,356	3,293,293	1,310,946
Deferred revenue			650,000		650,000	500,000
Prepaid project cost			345,796		217,747
Revenue recognized				500,000	500,000
Additional deferred revenue					100,000
Accounts receivables			64,628		73,537	127,482
Allowance for doubtful accounts receivable			0		2,500	7,000
Initial operating lease right-of-use asset			264,368		277,381	332,997	$ 411,287	$ 80,171
Operating lease liability			264,367		277,381		$ 411,287	$ 80,171
Amortization of the operating lease			13,013	14,458	55,616	61,796
Goal of commercial scale			6,833	2,570	$ 155,630	118,479
Effective income tax rate	35.00%				21.00%
Inventory impairment expense					$ 0	73,300
Related Party [Member]
Product Information [Line Items]
Accounts receivables			2,250
Active Pharmaceutical Ingredient [Member]
Product Information [Line Items]
Goal of commercial scale					1,800,000
FDA Validated Immunoassay [Member]
Product Information [Line Items]
Goal of commercial scale					1,200,000
Downstream Manufacturing Method [Member]
Product Information [Line Items]
Goal of commercial scale					600,000
Scaling Manicuring System [Member]
Product Information [Line Items]
Goal of commercial scale					1,000,000
Potential Future IND Filings [Member]
Product Information [Line Items]
Goal of commercial scale					1,000,000
Joint Operating Agreement [Member]
Product Information [Line Items]
Revenue recognized		$ 250,000		500,000
Goal of commercial scale					25,000
Payments to agreement					5,800,000
Profit amount					$ 500,000
Maximum [Member]
Product Information [Line Items]
Property, plant and equipment useful life					3 years
Minimum [Member]
Product Information [Line Items]
Property, plant and equipment useful life					5 years
Selling, General and Administrative Expenses [Member] | Joint Operating Agreement [Member]
Product Information [Line Items]
Deferred expenses			46,750	53,906	$ 218,017
Consulting Revenue [Member]
Product Information [Line Items]
Consulting revenue			$ 25,000	$ 500,000	600,000	$ 51,822
Total revenue percentage				18.00%
Total revenue percentage			7.00%
Single Clinet [Member] | Consulting Revenue [Member]
Product Information [Line Items]
Consulting revenue					$ 600,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage				23.00%		16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage				14.00%		13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage			43.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			5.00%	2.00%	1.00%	28.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member]
Product Information [Line Items]
Concentration risk percentage			30.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage					17.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage					15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage					14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage					10.00%	10.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			18.00%	28.00%	28.00%	43.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage			14.00%	10.00%	10.00%	23.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage			13.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%	10.00%	10.00%	10.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%